Lease obligation	12 Months Ended
Dec. 31, 2024
Lease obligation
Lease obligation

11.Lease obligation

The Company has entered into an office lease expiring in 2025, with an imputed interest rate of 8% per annum. A reconciliation of the outstanding lease obligation as at December 31, 2024 is as follows:

$
Balance, December 31, 2022	77,599
Lease payments	(66,089)
Balance, December 31, 2023	11,510
Additions	96,998
Lease payments	(69,723)
Balance, December 31, 2024	38,785

The $96,998 lease obligation addition recognized in the year ended December 31, 2024 relates to an extension of the office lease to May 31, 2025.

The following is a schedule of the Company’s future minimum lease payments related to the office lease obligation:

	December 31,	December 31,
	2024	2023
	$	$
2024	—	11,628
2025	39,535	—
Total minimum lease payments	39,535	11,628
Less: imputed interest	(750)	(118)
Total present value of minimum lease payments	38,785	11,510
Less: current portion	(38,785)	(11,510)
Non-current portion	—	—